Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	$ 4,161,352	$ 3,562,643	$ 7,671,054	$ 7,061,794
Kitchen and Food Storage [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	545,367	504,691	1,127,600	1,044,709
Home solutions [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	229,132	330,334	410,035	540,500
Bedroom [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	123,940	129,521	258,453	248,442
Laundry and Cleaning [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	154,509	149,885	330,358	309,656
Technology and Mobility [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	223,964	141,999	391,136	272,835
Bathroom [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	88,564	97,432	165,102	237,385
Wellness [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	123,129	87,317	224,951	175,873
Other [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	22,880	17,414	43,808	32,258
Revenue from Household Products (Betterware) [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	1,511,485	1,458,593	2,951,443	2,861,658
Fragrances [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	1,475,942	1,357,171	2,855,003	2,732,366
Color [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	216,866	242,302	460,338	495,284
Skin care [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	269,311	306,011	486,476	536,955
Toiletries [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	236,774	198,566	466,820	435,532
Other [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	0		0	0
Revenue from Beauty and Personal Care Products (Jafra) [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	2,198,893	2,104,050	4,268,637	4,200,136
Food Containers [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	186,171		186,171
Hydration [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	68,017		68,017
Preparation [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	82,526		82,526
Tableware [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	92,085		92,085
Baby & Kids [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	15,161		15,161
Organization [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	7,016		7,016
Revenue from kitchen and home products (Tupperware) [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue	$ 450,974	$ 0	$ 450,974	$ 0